Revenue and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Operating Expenses [Abstract]
Schedule of Disaggregation Revenue Per Product Segments

The Group’s revenue by product category is shown below:

	2024		2023	2022

Revenue by home organization products:
Kitchen and food preservation	Ps.	2,043,780	2,027,320	2,163,684
Home solutions		1,360,119	1,081,778	1,272,272
Tech & mobility		719,320	521,348	553,977
Laundry & Cleaning		714,678	666,220	691,272
Bedroom		413,565	620,282	854,323
Bathroom		401,284	418,190	749,161
Wellness		284,212	351,768	-
Others		54,876	39,702	58,655

Total revenue by home organization products		5,991,834	5,726,608	6,343,344

Revenue by beauty and personal care products:
Fragrance		5,547,588	5,139,914	3,472,919
Color (cosmetics)		1,119,351	909,238	642,876
Skin care		907,234	785,450	611,905
Toiletries		534,751	448,297	321,806
Others		-	-	114,699

Total revenue of beauty and personal care products		8,108,924	7,282,899	5,164,205

Total revenue of the Group	Ps.	14,100,758	13,009,507	11,507,549

Schedule of Operating Expenses by Nature

Operating expenses by nature, for the years of 2024, 2023 and 2022 are as follows:

	2024		Restated 2023(*)	Restated 2022(*)

Promotions for the sales force	Ps.	2,600,158	2,343,532	1,743,961
Cost of personnel services and other employee benefits		1,557,051	1,389,792	1,290,668
Distribution costs		663,812	582,237	467,350
Sales catalog		422,713	399,503	445,753
Depreciation and amortization		351,704	351,877	257,138
Commissions and professional fees		364,791	313,867	213,464
Events, marketing and advertising		378,736	298,905	199,771
Impairment loss on trade accounts receivables		346,124	304,501	269,595
Impairment of assets held for sale		166,581	-	-
Packing materials		146,540	145,076	161,095
Travel expenses		53,833	48,008	31,552
Rent expense		34,111	15,295	30,987
Market research		31,963	21,087	12,031
Bank fees		21,951	19,541	25,853
Other		224,537	176,663	324,492

	Ps.	7,364,605	6,409,884	5,473,710

(*)	Details of the restatement are shown in note 2b.